Working capital (Tables)	12 Months Ended
Dec. 31, 2021
Working Capital [Abstract]
Disclosure of changes in working capital

	Years ended December 31,
	2021	2020	2019
	(€ million)
Decrease in inventories	€2,201	€844	€502
Decrease in trade receivables	246	191	92
(Decrease)/increase in trade payables	(1,273)	218	294
Other changes	38	47	115
Total change in working capital	€1,212	€1,300	€1,003